Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Net profit for the year from discontinued operations (Detail)
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Operating revenues:
Service revenues	$ 689,154,325	$ 40,794	$ 712,985,548	$ 694,300,431
Sales of equipment	126,858,519	7,509	131,515,849	136,387,021
Operating revenues	816,012,844	48,303	844,501,397	830,687,452
Total costs and expenses	316,476,140	18,734	330,532,450	328,510,002
Operating income (loss)	167,783,515	9,931	170,870,752	167,556,250
Profit (loss) before income tax	$ 115,333,645	$ 6,827	134,269,499	104,807,649
Tax expense:
Net profit (loss) of the period from discontinued operations			(6,719,015)	124,235,942
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member]
Operating revenues:
Service revenues				130,091,540
Sales of equipment				22,160,481
Operating revenues				152,252,021
Total costs and expenses				134,495,316
Operating income (loss)				17,756,705
Financial cost				(1,733)
Gain on disposal of discontinued operations				132,821,709
Profit (loss) before income tax				150,576,681
Tax expense:
Related to pre-tax profit from the ordinary activities for the period				2,571,541
Related to gain on disposal from discontinued operations				26,294,422
Net profit (loss) of the period from discontinued operations				121,710,718
Discontinued operations [member] | Claro Panama [Member]
Operating revenues:
Service revenues			1,210,109	2,667,497
Sales of equipment			206,595	394,534
Operating revenues			1,416,704	3,062,031
Total costs and expenses			1,403,311	3,378,614
Operating income (loss)			13,393	(316,583)
Financial cost			(39,538)	(89,974)
Gain on disposal of discontinued operations			3,405,014	0
Profit (loss) before income tax			3,378,869	(406,557)
Tax expense:
Related to pre-tax profit from the ordinary activities for the period			0	5,297
Net profit (loss) of the period from discontinued operations			$ 3,378,869	$ 411,854